CONVERTIBLE NOTES - Schedule of Net Carrying Amount of Liability Component of Convertible Notes (Details) - Convertible Notes - 2026	Mar. 31, 2026 USD ($)
CONVERTIBLE NOTES - Schedule of Net Carrying Amount of Liability Component of Convertible Notes (Details) [Line Items]
Principal outstanding	$ 3,948,900
Interest on Convertible notes	1,338,408
Net carrying value	$ 5,287,308